Segmented Information - Related-party and Inter-Company Transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Belize Electricity | Equity Method Investee
Related Party Transaction [Line Items]
Due from related party	$ 16	$ 20
Waneta Partnership
Related Party Transaction [Line Items]
Intercompany revenue recognized	47	46
Aitken Creek
Related Party Transaction [Line Items]
Intercompany revenue recognized	$ 25	$ 24